STOCKHOLDER'S EQUITY - Warrants (Details Narrative)	12 Months Ended
Dec. 31, 2012
Stockholders Equity - Warrants Details Narrative
Exercise of warrants to purchase common stock shares	300,000
Number of net shares issued to officer on exercise of warrant	128,572